Interim Condensed Consolidated Statements of Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Sales	$ 649,602	$ 768,440	$ 1,242,736	$ 1,438,605
Cost of goods sold	428,891	843,788	752,888	1,301,729
GROSS MARGIN	220,711	(75,348)	489,848	136,876
Administrative	(43,957)	(41,466)	(82,099)	(82,269)
Selling and marketing	(47,912)	(54,279)	(94,871)	(115,983)
Other operating expenses	(20,765)	(39,842)	(40,676)	(75,607)
Finance costs	(29,744)	(28,451)	(51,597)	(51,997)
Restructuring costs	(7,118)		(7,118)
Gain on Recapitalization transaction, net	52,152		50,341
Unrealized gain (loss) of derivative instruments and other	(84,968)	65,463	(7,619)	(176,536)
Realized gain (loss) of derivative instruments	(85,457)	236,500	(219,903)	156,568
Other income (expense), net	(2,425)	28,825	(3,057)	28,085
Profit (loss) from continuing operations before income taxes	(49,483)	91,402	33,249	(180,863)
Provision for (recovery of) income taxes	673	2,053	1,307	(241)
PROFIT (LOSS) FROM CONTINUING OPERATIONS	(50,156)	89,349	31,942	(180,622)
Loss from discontinued operations	(1,210)	(9,809)	(4,158)	(14,998)
PROFIT (LOSS) FOR THE PERIOD	(51,366)	79,540	27,784	(195,620)
Shareholders of Just Energy	(50,040)	89,363	32,055	(180,588)
Discontinued operations	(1,210)	(9,809)	(4,158)	(14,998)
Non-controlling interest	$ (116)	$ (14)	$ (113)	$ (34)
Basic (in CAD per share)	$ (4.37)	$ 9.05	$ 2.99	$ (18.38)
Diluted (in CAD per share)	(4.37)	8.97	2.97	(18.38)
Basic (in CAD per share)	(0.10)	(0.99)	(0.39)	(1.53)
Diluted (in CAD per share)	(0.10)	(0.99)	(0.39)	(1.53)
Basic (in CAD per share)	(4.47)	8.06	2.60	(19.91)
Diluted (in CAD per share)	$ (4.47)	$ 7.98	$ 2.58	$ (19.91)